Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.3%)
	Newmont Corp.	8,236	545
	Balchem Corp.	786	109
	Fastenal Co.	556	29
			683
Consumer Discretionary (10.0%)
	Service Corp. International	11,426	695
	Dollar General Corp.	3,200	635
	Costco Wholesale Corp.	1,208	627
*	Amazon.com Inc.	175	538
	H&R Block Inc.	14,884	369
	Electronic Arts Inc.	2,721	354
	Hasbro Inc.	2,351	228
	Walmart Inc.	1,665	225
	Laureate Education Inc. Class A	20,018	217
	McDonald's Corp.	878	215
	Target Corp.	937	187
	World Wrestling Entertainment Inc. Class A	3,134	186
	Domino's Pizza Inc.	389	168
*	Sportsman's Warehouse Holdings Inc.	12,931	148
[1]	Sirius XM Holdings Inc.	20,019	123
*	frontdoor Inc.	3,768	113
*	Madison Square Garden Sports Corp.	545	94
*	QuinStreet Inc.	6,132	69
*	Bright Horizons Family Solutions Inc.	266	35
			5,226
Consumer Staples (8.2%)
	Procter & Gamble Co.	5,059	789
	Church & Dwight Co. Inc.	7,674	751
	Hershey Co.	3,645	737
	Flowers Foods Inc.	24,762	679
	Colgate-Palmolive Co.	7,088	546
	Mondelez International Inc. Class A	5,089	333
	Hormel Foods Corp.	5,462	260
	Lancaster Colony Corp.	375	63
	PepsiCo Inc.	381	62
	Kimberly-Clark Corp.	427	56
	John B Sanfilippo & Son Inc.	117	9
			4,285
Energy (3.8%)
	Williams Cos. Inc.	28,567	893
	Chevron Corp.	4,331	624

		Shares	Market Value ($000)
	Kinder Morgan Inc.	17,370	302
	Cheniere Energy Inc.	1,270	169
			1,988
Financials (11.4%)
	Intercontinental Exchange Inc.	5,945	762
	Marsh & McLennan Cos. Inc.	4,750	738
	Waterstone Financial Inc.	35,240	689
	First Financial Corp.	13,012	605
*	Columbia Financial Inc.	26,692	567
	Northwest Bancshares Inc.	35,115	495
	Broadridge Financial Solutions Inc.	3,094	452
	CME Group Inc.	1,847	437
	Stock Yards Bancorp Inc.	4,179	224
*	Blue Foundry Bancorp	15,170	211
	Arthur J Gallagher & Co.	916	145
	Progressive Corp.	1,323	140
	Westamerica BanCorp.	2,276	135
	HarborOne Bancorp Inc.	7,498	111
	TFS Financial Corp.	6,193	106
	Bank First Corp.	700	49
	Bank of Marin Bancorp	1,114	39
	Hingham Institution for Savings	108	39
	Macatawa Bank Corp.	3,740	34
			5,978
Health Care (17.0%)
	Bristol-Myers Squibb Co.	12,395	851
	Becton Dickinson and Co.	2,967	805
	Amgen Inc.	3,500	793
	Johnson & Johnson	4,597	756
	Eli Lilly & Co.	3,013	753
	Gilead Sciences Inc.	12,145	734
	Baxter International Inc.	8,416	715
	Merck & Co. Inc.	8,606	659
	AbbVie Inc.	3,908	577
*	Vertex Pharmaceuticals Inc.	2,384	548
	Abbott Laboratories	4,461	538
*	HealthStream Inc.	22,486	461
	Danaher Corp.	578	159
	Pfizer Inc.	2,976	140
	Zoetis Inc.	474	92
*	Veeva Systems Inc. Class A	357	82
*	Regeneron Pharmaceuticals Inc.	126	78
	ResMed Inc.	260	64
*	Computer Programs and Systems Inc.	1,991	61
*	2seventy bio Inc.	622	9
			8,875
Industrials (7.3%)
	Sonoco Products Co.	12,985	762
*	FTI Consulting Inc.	5,197	759
	Accenture plc Class A	1,553	491
	Lockheed Martin Corp.	891	387
	Illinois Tool Works Inc.	1,721	372
	Jack Henry & Associates Inc.	1,965	347
	Landstar System Inc.	1,483	229
	3M Co.	1,511	225
	AptarGroup Inc.	867	106
*	OSI Systems Inc.	1,317	106

		Shares	Market Value ($000)
	Ball Corp.	329	30
	Verisk Analytics Inc. Class A	137	24
			3,838
Real Estate (1.6%)
*	Equity Commonwealth	31,557	838
Technology (21.3%)
	Apple Inc.	4,957	818
*	Verint Systems Inc.	15,548	781
*	Alphabet Inc. Class A	277	748
	NortonLifeLock Inc.	25,340	734
	Microsoft Corp.	2,432	727
	Oracle Corp.	8,616	655
	Texas Instruments Inc.	3,828	651
*	TTM Technologies Inc.	51,610	649
*	Tyler Technologies Inc.	1,501	643
*	Adobe Inc.	1,221	571
	CDK Global Inc.	9,891	448
	Intuit Inc.	817	388
*	Cadence Design Systems Inc.	2,376	360
*	Altair Engineering Inc. Class A	5,252	349
*	Super Micro Computer Inc.	7,808	307
*	Cirrus Logic Inc.	3,398	295
*	Black Knight Inc.	5,037	283
*	Envestnet Inc.	3,710	278
*	Meta Platforms Inc. Class A	953	201
	Amdocs Ltd.	2,344	184
	Hewlett Packard Enterprise Co.	11,178	178
	NetApp Inc.	2,226	174
	Shutterstock Inc.	1,150	104
*	PDF Solutions Inc.	3,630	99
*	Rambus Inc.	3,414	92
	SS&C Technologies Holdings Inc.	1,096	82
	Dolby Laboratories Inc. Class A	856	64
	Analog Devices Inc.	361	58
	VMware Inc. Class A	493	58
	Dell Technologies Inc. Class C	1,121	57
*	Allscripts Healthcare Solutions Inc.	2,514	49
	Broadcom Inc.	35	21
	Intel Corp.	246	12
			11,118
Telecommunications (9.4%)
	Verizon Communications Inc.	15,024	806
*	T-Mobile US Inc.	6,313	778
	AT&T Inc.	32,480	769
*	Liberty Broadband Corp. Class A	3,930	569
*	Charter Communications Inc. Class A	872	525
	Cable One Inc.	219	314
	Comcast Corp. Class A	6,576	308
	Shenandoah Telecommunications Co.	11,557	258
*	Anterix Inc.	4,112	219
	Cisco Systems Inc.	3,774	210
*	Liberty Broadband Corp. Class C	654	96
	Motorola Solutions Inc.	85	19
	Cogent Communications Holdings Inc.	223	14
			4,885

		Shares	Market Value ($000)
Utilities (8.3%)
	Consolidated Edison Inc.	9,156	785
	Republic Services Inc. Class A	5,931	714
	PPL Corp.	26,634	697
	WEC Energy Group Inc.	5,431	494
	Duke Energy Corp.	4,820	484
	American Water Works Co. Inc.	1,660	251
	Waste Management Inc.	1,726	249
	American Electric Power Co. Inc.	1,613	146
	Eversource Energy	1,342	110
	NextEra Energy Inc.	1,339	105
	Xcel Energy Inc.	1,474	99
	CMS Energy Corp.	1,052	67
	Ameren Corp.	770	66
	DTE Energy Co.	513	62
	American States Water Co.	305	26
			4,355
Total Common Stocks (Cost $46,716)			52,069
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.138% (Cost $287)	2,870	287
Total Investments (100.1%) (Cost $47,003)			52,356
Other Assets and Liabilities—Net (-0.1%)			(51)
Net Assets (100%)			52,305
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $117,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $133,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2022	8	175	(10)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2022, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.